Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Schedule of assumptions used to determine fair value of stock options granted

	January 25,	June 29,	May 3,	October 11,	April 30,	May 9,	October 31,	April 30,
	2015	2015	2016	2017	2018	2018	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of underlying ordinary shares	4.91	9.66	16.98	30.29	41.33	38.14	26.74	16.65
Exercise Price	0.27	0.27	0.27 - 10.71	0.27 - 27.02	25.42	30.27	27.93	31.96
Expected Volatility per annum (“p.a.”)	43.00%	38.00%	42.00%	38.60%	45.47%	39.3%	43.90%	30.15%
Risk-Free Rate (p.a.)	1.81%	2.33%	1.81%	2.35%	2.96%	2.94%	3.15%	2.97%
Exercise Multiple	2.5	2.5	2.5	2.5	2.5	5.58-38.33	2.5	NIL
Dividend Yield (p.a.)	NIL	NIL	NIL	NIL	NIL	NIL	NIL	NIL
Time to Maturity (Years)	10	10	10	10	10	5	10	10

Stock options
Share-based compensation
Summary of stock option activity

				Intrinsic
				value of
	Number of	Exercise Price	Remaining	options
	Options	RMB	Contractual	RMB
Outstanding, as of January 1, 2023	35,778,331	0.27-31.96	2.07-6.33	20,744,096
Granted	—	—	—	—
Exercised	3,890,490	0.27	—	—
Forfeited/Cancelled	25,690,016	10.71-30.27	—	—
Outstanding, as of December 31, 2023	6,197,825	0.27-31.96	1.06-5.33	10,639,290
Vested and expected to vest as of December 31, 2023	6,197,825	0.27-31.96	1.06-5.33	10,639,290
Exercisable as of December 31, 2023	6,197,825	0.27-31.96	1.06-5.33	10,639,290

Schedule of allocated share-based compensation expense

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Origination and servicing	21,345,909	905,756	70,740	9,963
General and administrative	48,655,490	9,340,416	344,007	48,452
Sales and marketing	1,847,900	494,476	—	—

Restricted Stock Units (RSUs) [Member]
Share-based compensation
Summary of stock option activity

		Weighted-Average Grant-Date
	Number of	Fair Value
	Restricted Shares	RMB
Outstanding, as of January 1, 2023	21,906,453	4.96
Granted	180,000	5.05
Vested	7,783,466	4.97
Forfeited	387,344	5.02
Outstanding, as of December 31, 2023	13,915,643	4.95

Schedule of allocated share-based compensation expense

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Origination and servicing	10,819,642	26,040,888	25,396,830	3,577,069
General and administrative	5,321,620	16,743,484	16,617,520	2,340,529
Sales and marketing	444,211	12,795	169,113	23,819